Employee Benefit Plans (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Amounts recorded as expense in the consolidated statement of operations
Stock-based compensation	$ 1,115	$ 575	$ 1,674	$ 1,199	$ 2,244	$ 2,404	$ 2,510
Cost of revenue [Member]
Amounts recorded as expense in the consolidated statement of operations
Stock-based compensation	104	59	151	123	219	312	373
Technology and development [Member]
Amounts recorded as expense in the consolidated statement of operations
Stock-based compensation	79	67	137	134	256	282	323
Sales and marketing [Member]
Amounts recorded as expense in the consolidated statement of operations
Stock-based compensation	136	104	224	213	391	422	461
General and administration [Member]
Amounts recorded as expense in the consolidated statement of operations
Stock-based compensation	$ 796	$ 345	$ 1,162	$ 729	$ 1,378	$ 1,388	$ 1,353